Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024	Jan. 04, 2024
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Account Value [Line Items]
Account Value	$ 6,763	$ 10,835	$ 10,000
S&P 500® Index [Member]
Account Value [Line Items]
Account Value	$ 12,117	$ 10,858	$ 10,000